Segment reporting (Tables)	9 Months Ended
Sep. 30, 2025
Segment reporting
Schedule of summarized financial information

Summarized financial information is as follows:

	Nigeria	SSA	Latam	MENA	Total
	$'m	$'m	$'m	$'m	$'m

Three months ended September 30, 2025
Revenues from external customers	268.0	135.9	51.2	—	455.1
Segment Adjusted EBITDA	169.6	80.0	41.2	—	290.8

Three months ended September 30, 2024
Revenues from external customers	242.3	120.1	45.1	12.8	420.3
Segment Adjusted EBITDA	158.9	81.0	33.8	8.1	281.8

Nine months ended September 30, 2025
Revenues from external customers	799.7	384.5	143.8	—	1,328.0
Segment Adjusted EBITDA	519.2	224.8	110.3	—	854.3

Nine months ended September 30, 2024
Revenues from external customers	739.6	359.7	139.4	34.7	1,273.4
Segment Adjusted EBITDA	433.2	227.2	100.9	20.2	781.5

Schedule of items included in measurement of adjusted EBITDA

Each segment's Adjusted EBITDA above includes the following items:

	Nigeria	SSA	Latam	MENA
	$'m	$'m	$'m	$'m

Three months ended September 30, 2025
Power generation	63.1	26.2	1.7	—
Staff costs	8.6	8.8	4.6	—
Tower repairs and maintenance	6.4	7.1	2.7	—

Three months ended September 30, 2024
Power generation	60.4	22.5	0.8	0.6
Staff costs	8.0	8.0	5.8	1.5
Tower repairs and maintenance	4.0	6.5	1.8	0.7

Nine months ended September 30, 2025
Power generation	180.8	73.9	3.7	—
Staff costs	26.4	25.4	14.7	—
Tower repairs and maintenance	16.1	19.7	7.5	—

Nine months ended September 30, 2024
Power generation	189.4	68.4	4.1	1.9
Staff costs	24.5	24.9	19.5	4.3
Tower repairs and maintenance	14.3	15.0	6.0	2.2

Schedule of reconciliation of information on reportable segments to the amounts reported in the financial statements

Reconciliation of information on reportable segments to the amounts reported in the financial statements:

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m

Segment Adjusted EBITDA	290.8	281.8	854.3	781.5
Unallocated corporate expenses(a)	(29.3)	(35.8)	(91.8)	(99.5)
Finance costs (note 9)	(101.7)	(350.8)	(330.3)	(2,163.2)
Depreciation and amortization (note 6 and 7)	(105.0)	(91.3)	(283.4)	(266.1)
Share‑based payment expense (note 7)	(6.0)	(1.8)	(20.0)	(9.9)
Other costs(b)	(13.1)	(1.8)	(21.7)	(8.1)
Net impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent (note 6)	(1.8)	(1.2)	(5.4)	(10.1)
Business combination costs (note 7)	(0.1)	(0.6)	(1.3)	(1.0)
Insurance claims	0.1	—	0.4	0.1
Net gain on disposal of property, plant and equipment and right-of-use assets (note 7)	(0.6)	1.3	0.4	3.6
Net reversal of impairment/(impairment) of withholding tax receivables (note 7)	24.9	(21.9)	37.8	(32.8)
Finance income (note 8)	130.2	25.7	186.3	49.7
Impairment of goodwill (note 7)	—	—	—	(87.9)
Impairment of assets held for sale (note 6)	—	(2.9)	—	(2.9)
Income/(loss) before income tax	188.4	(199.3)	325.3	(1,846.6)
(a)	Unallocated corporate expenses primarily consist of costs associated with centralized Group functions including Group executive, finance, HR, IT, legal, tax and treasury services.
(b)	Other costs for the three and nine months ended September 30, 2025, included one-off expenses related to strategic initiatives and operating systems of $0.8 million and $5.1 million respectively (three and nine months ended September 30, 2024: $0.7 million and $5.2 million respectively), costs related to internal reorganization of $1.8 million and $3.5 million respectively (three and nine months ended September 30, 2024: $0.9 million and $2.7 million respectively) and one-off professional fees related to financing of nil and $0.4 million respectively (three and nine months ended September 30, 2024: $0.1 million and $0.2 million respectively) and $8.6 million loss allowance in the Latam segment for the three and nine months ended September 30, 2025 following our customer Oi Brazil’s insolvency proceedings.

Schedule of segment assets, liabilities and additions

	Nigeria	SSA	Latam	MENA
	$'m	$'m	$'m	$'m

Segment assets
September 30, 2025	883.5	1,356.1	1,936.1	—
September 30, 2024(a)	864.3	1,373.7	1,950.6	176.1

Segment liabilities
September 30, 2025	316.6	885.2	525.0	—
September 30, 2024(a)	337.8	908.4	774.1	101.1

Additions of property, plant and equipment, right-of-use assets and intangible assets:
Three months ended September 30, 2025	41.7	31.3	23.0	—
Three months ended September 30, 2024	19.4	34.2	42.8	2.4
Nine months ended September 30, 2025	60.3	69.4	106.8	—
Nine months ended September 30, 2024	69.8	72.8	130.2	4.9
(a)	Revised for a correction to Property, plant and equipment (see note 21).

Schedule of revenue from tier one customers

Revenue from two customers represents more than 10% of the Group’s total revenue as follows:

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2025	2024	2025	2024

Customer A	62%	62%	63%	61%
Customer B	15%	14%	15%	15%